UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 AMENDMENT NO. 1

                                       to

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                              Dated January 6, 2004

                                File No. 811-3056

                          Pursuant to Section 30 of the
                         Investment Company Act of 1940

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2004

Date of reporting period: October 31, 2003

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's semi-annual financial statement as of October 31, 2003, which has been restated pursuant to Securities and Exchange Commission requirements.

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 2003 AND 2002

TRIDAN CORP.
(Unaudited)

TABLE OF CONTENTS

                                                                            Page

Accountant's Report                                                            1

Financial Statements

     Statements of Assets and Liabilities                                      2

     Schedules of Investments in Municipal Obligations                         3

     Statements of Operations                                                  6

     Statements of Changes in Net Assets                                       7

     Notes to Financial Statements                                             8

[LETTERHEAD OF YOHALEM GILLMAN & COMPANY LLP]

To the Shareholders and Board of Directors
Tridan Corp.

We have compiled the accompanying statements of assets and liabilities, and schedules of investments in municipal obligations of Tridan Corp. as of October 31, 2003 and 2002, the related statements of operations for the six months then ended and changes in net assets for the six months ended October 31, 2003, and financial highlights (Note 6 to the financial statements) for each period in the six months ended October 31, 1999 - 2003, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial statements information that is the representation of management. We have not audited or reviewed the aforementioned financial statements and financial highlights and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to Tridan Corp.

The statement of changes in net assets for the year ended April 30, 2003 was derived from financial statements that were audited by another accounting firm whose report dated May 15, 2003 expressed an unqualified opinion thereon.


New York, New York
August 24, 2004

TRIDAN CORP.

STATEMENTS OF ASSETS AND LIABILITIES

(Unaudited)

                                                              OCTOBER 31,

                                                        2003               2002
                                                    ------------       ------------
ASSETS

Investments in municipal obligations,
   at market value (amortized cost of
   $35,792,534 and $33,843,758, respectively)       $ 38,887,379       $ 36,836,128

Cash and cash equivalents                                739,390          2,635,891

Accrued interest receivable                              588,629            572,675

Prepaid expenses                                           2,434              2,212
                                                    ------------       ------------

                                                      40,217,832         40,046,906
                                                    ------------       ------------

LIABILITIES

Accounts payable and accrued liabilities
   Accrued investment advisory fees                       27,500             27,500
   Accrued fee - affiliate                                31,343             11,158
   Accrued other                                           5,373             15,025
Common stock redemption payable                              -.-             26,602
                                                    ------------       ------------

                                                          64,216             80,285
                                                    ------------       ------------

NET ASSETS                                          $ 40,153,616       $ 39,966,621
                                                    ============       ============

Analysis of net assets
   Common stock, at $.02 par value,
       6,000,000 shares authorized                  $     63,982       $     63,982
   Paid in capital                                    36,957,931         36,961,633
   Over distributed investment income, net               (23,025)           (64,977)
   Undistributed capital gains                            59,883             13,613
   Unrealized appreciation of investments, net         3,094,845          2,992,370
                                                    ------------       ------------

Net assets, equivalent to $12.85 and $12.79
   per share based on 3,125,253.4722 and
   3,125,658.4792 shares of common stock
   outstanding, respectively                        $ 40,153,616       $ 39,966,621
                                                    ============       ============

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                                   OCTOBER 31,

                                                               2003                                         2002
                                            ------------------------------------------     ----------------------------------------
                                             Principal       Amortized        Market       Principal      Amortized        Market
                                              Amount           Cost           Value         Amount           Cost           Value
                                            ----------      ----------      ----------     ----------     ----------     ----------
City of Buffalo
   N.Y. Sewer Auth
   5.00% due May 15, 2011                   $1,110,000      $1,205,475      $1,226,606     $      -.-     $      -.-     $      -.-

City of New York
   General Purpose Unlimited Tax
   6.750% due February 1, 2009               1,000,000       1,089,507       1,181,370      1,000,000      1,104,145      1,184,340

City of New York
   Ref. Unlimited Tax
   6-3/4% due August 15, 2003                      -.-             -.-             -.-        500,000        507,815        519,450

Cleveland Hill Union Free
   School District
   5.500% due October 15, 2011               1,480,000       1,505,687       1,668,167      1,480,000      1,508,230      1,668,878

Massachusetts Industrial
   Finance Agency
   5.300% due November 1, 2010                     -.-             -.-             -.-        500,000        500,000        500,000
   2.875% due November 1, 2010                 357,143         357,143         357,143            -.-            -.-            -.-

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.750% due July 1, 2008                   1,000,000         982,785       1,153,850      1,000,000        979,692      1,148,190

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.000% due June 1, 2010                     900,000         904,797       1,053,570        900,000        905,377      1,047,976
   6.000% due March 1, 2012                    445,000         517,800         518,892            -.-            -.-            -.-

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.200% due February 15, 2011              1,070,000       1,066,851       1,262,589      1,070,000      1,066,520      1,269,587

N.Y.C. Municipal Water
   Fin. Auth
   6.000% due June 15, 2009                  2,000,000       2,132,023       2,358,560      2,000,000      2,152,124      2,314,520

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2% due May 15, 2011                     590,000         581,420         720,875        590,000        580,610        731,113

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                               OCTOBER 31,

                                                            2003                                          2002
                                          ----------------------------------------      ------------------------------------------
                                           Principal      Amortized       Market         Principal      Amortized         Market
                                            Amount          Cost           Value          Amount           Cost            Value
                                          ----------     ----------     ----------      ----------      ----------      ----------
NYC Tr. FA Rev
   5.000% due May 1, 2006                 $      -.-     $      -.-     $      -.-      $1,250,000      $1,303,209      $1,353,350

N.Y.S. Dormitory Authority
   Revs. City University System
   6.250% due July 1, 2005                   500,000        509,802        540,825         500,000         515,310         553,855

N.Y.S. Dormitory Authority
   Pace University
   6.500% due July 1, 2009                 1,000,000      1,075,664      1,195,040       1,000,000       1,086,968       1,187,850

Nassau County Interim
   Fin. Auth., N.Y
   5.750% due November 15, 2013            1,100,000      1,139,129      1,248,698       1,100,000       1,143,635       1,236,103

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   5.750% due June 15, 2008                1,500,000      1,541,230      1,728,550       1,500,000       1,548,958       1,718,768
   5.200% due May 15, 2014                   575,000        644,317        641,999             -.-             -.-             -.-

N.Y.S. Dormitory Authority Revs
   5.250% due November 15, 2023            1,000,000      1,097,655      1,081,540       1,000,000       1,100,603       1,093,640

N.Y.S. Medical Care Facilities
   Finance Agency - (FHA) Hospital
   Revenue Insured Mortgages
   6.800% due August 15, 2024              1,000,000      1,099,265      1,090,880       1,000,000       1,101,630       1,128,330

N.Y.S. Ref. Unlimited Tax
   6.500% due July 15, 2005                1,700,000      1,742,513      1,844,942       1,700,000       1,765,860       1,892,049

N.Y.S. Dormitory Authority Revs
   Columbia University
   5.000% due July 10, 2010                1,000,000      1,065,164      1,119,850       1,000,000       1,073,574       1,106,470

N.Y.S. DormitoryAuthority Revs
   Personal Income Tax
   5.000% due March 15, 2011               1,000,000      1,105,647      1,130,970             -.-             -.-             -.-

See accompanying notes and accountant's report.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

(Unaudited)

                                                                              OCTOBER 31,

                                                        2003                                               2002
                                    ---------------------------------------------      ---------------------------------------------
                                     Principal        Amortized          Market         Principal        Amortized         Market
                                       Amount           Cost             Value            Amount            Cost            Value
                                    -----------      -----------      -----------      -----------      -----------      -----------
Niagara Falls Bridge
   Commission NY Toll Rev Hwy
   1 MPT Series B
   5.250% due October 01, 2015      $ 2,000,000      $ 2,121,918      $ 2,242,480      $ 2,000,000      $ 2,129,457      $ 2,230,400

N.Y.S Thruway Authority
   Hwy. & Bridge Fund
   6.400% due April 1, 2004                 -.-              -.-              -.-          500,000          505,022          532,855

N.Y.S. UDC Correction FACS
   6.000% due January 1, 2012         1,000,000        1,025,300        1,174,420        1,000,000        1,027,787        1,144,140

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic
   6.000% due July 1, 2005            1,500,000        1,521,172        1,611,180        1,500,000        1,533,054        1,640,505
   5.500% due January 1, 2008         1,055,000        1,073,752        1,182,708        1,055,000        1,077,702        1,173,951

Power Authority of N.Y. S
   General Purpose Revenue:
   6-1/2% due Jan. 1, 2008            1,675,000        1,704,166        1,890,338        1,675,000        1,710,152        1,922,398

Puerto Rico Electric Power
   Authority Star & Stripe
   5.500% due July 1, 2006              600,000          613,679          659,598          600,000          618,399          666,930

Puerto Rico Commonwealth
   Highway & Transp. Auth
   5.00% due July 1, 2035             1,000,000        1,090,391        1,109,010              -.-              -.-              -.-

Suffolk County Water
   Authority
   6.000% due June 1, 2009            1,260,000        1,336,910        1,470,042        1,260,000        1,348,675        1,457,114

Suffolk County Judicial
   FACS Agency
   5.750% due October 15, 2011        1,340,000        1,365,025        1,528,337        1,340,000        1,366,632        1,521,731

Triborough Bridge or Tunnel
   Authority N.Y. Revs
   6.000% due January 1, 2012         1,500,000        1,553,919        1,748,430        1,500,000        1,559,035        1,752,795
   5.500% due January 1, 2017         1,000,000        1,022,428        1,145,920        1,000,000        1,023,583        1,138,840
                                    -----------      -----------      -----------      -----------      -----------      -----------

                                    $34,257,143      $35,792,534      $38,887,379      $32,520,000      $33,843,758      $36,836,128
                                    ===========      ===========      ===========      ===========      ===========      ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF OPERATIONS

(Unaudited)

                                                       SIX MONTHS ENDED
                                                          OCTOBER 31,

                                                     2003              2002
                                                 -----------       -----------
Investment income

    Interest                                     $ 1,001,473       $   980,537

    Amortization of bond premium and
       discount - net                               (100,786)         (101,481)
                                                 -----------       -----------

         Total investment income                     900,687           879,056
                                                 -----------       -----------

Expenses

    Investment advisory fee                           55,639            54,624

    Professional fees                                 30,350            35,100

    Directors' fees                                   22,500            27,000

    Administrative fees                               33,580            29,587

    Insurance and administrative expenses              6,907             7,326
                                                 -----------       -----------

         Total expenses                              148,976           153,637
                                                 -----------       -----------

Investment income - net                              751,711           725,419
                                                 -----------       -----------

Realized and unrealized gain on investments

    Net realized gain on investments                  88,594            13,613

    Change in unrealized appreciation of
       investments for the period                   (338,246)          773,605
                                                 -----------       -----------

Net (loss) gain on investments                      (249,652)          787,218
                                                 -----------       -----------

Net increase in assets resulting
    from operations                              $   502,059       $ 1,512,637
                                                 ===========       ===========

See accompanying notes and accountant's report.

TRIDAN CORP.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            SIX MONTHS
                                                               ENDED           YEAR ENDED
                                                            OCTOBER 31,         APRIL 30,
                                                               2003               2003
                                                           ------------       ------------
                                                            (Unaudited)         (Audited)
 (Decrease) increase in net assets
    resulting from operations

       Investment income - net                             $    751,711       $  1,436,759
       Net realized gain on investments                          88,594             19,263
       Change in unrealized appreciation                       (338,246)         1,214,326
                                                           ------------       ------------

         Net increase in net assets resulting
            from operations                                     502,059          2,670,348
                                                           ------------       ------------

Redemptions of 405.0070 (October 31, 2003)
and 2,689.7041 shares (April 30, 2003)                           (5,103)           (34,351)
                                                           ------------       ------------

Distributions to shareholders:
    Investment income - net (tax exempt)                       (687,184)        (1,428,295)
    Long-term capital gains - net                               (94,244)           (41,373)
                                                           ------------       ------------

                                                               (781,428)        (1,469,668)
                                                           ------------       ------------

         Total (decrease) increase                             (284,472)         1,166,329
                                                           ------------       ------------

Net assets

    Beginning of period                                      40,438,088         39,271,759
                                                           ------------       ------------

    End of period, including
       - Net undistributed (overdistributed)
         investment income $(23,025) and $(27,169),
         in October 2003 and April 2003, respectively
       - Net undistributed capital gains of $59,883,
          and $5,650 in October 2003 and April 2003,
          respectively                                     $ 40,153,616       $ 40,438,088
                                                           ============       ============

See accompanying notes and accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

1.    Significant Accounting Policies

      The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and Valuation of Investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in the accompanying financial statements. Short-term investments are stated at cost, which is equivalent to market value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the Board of Directors, which quotations were not readily available as of October 31, 2003 and 2002.

      Amortization of Bond Premium or Discount

      In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

      Income Taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required; however, the Company is subject to minimum New York State and local franchise taxes.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and Cash Equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

                                                                  October 31,
                                                              2003            2002
                                                           ----------      ----------
            Cash                                           $   18,076      $    9,891
            Cash equivalents - demand bonds and notes         721,314       2,626,000
                                                           ----------      ----------

                                                           $  739,390      $2,635,891
                                                           ==========      ==========

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

1.    Significant Accounting Policies (continued)

      The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used when accounting for the valuation of securities and the realization of investment.

      Concentration of Credit Risk

      The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Accounts Payable and Accrued Liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                           October 31,
                                                        2003         2002
                                                      -------      -------

            Accrued investment advisory fees (a)      $27,500      $27,500
            Accrued fee - affiliate (b)                31,343       11,158
            Accrued audit fees (c)                        -.-        6,675
            Accrued accounting fees and other           5,373        8,350
                                                      -------      -------

                                                      $64,216      $53,683
                                                      =======      =======

            (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

2.    Accounts Payable and Accrued Liabilities (continued)

            (b) For the six months ending October 31, 2003 and 2002, the Company incurred legal fees of approximately $30,350 and $29,400, respectively, which include professional fees paid to the law firm of which an officer of the Company is a Member.

            (c) For the six months ending October 31, 2003 and 2002, the Company incurred audit fees of approximately $-0- and $5,700, respectively.

3.    Investment Transactions

      Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $2,939,571 and $3,071,673, respectively, for the six months ended October 31, 2003 and $1,100,950 and $985,000, respectively, for the six months ended October 31, 2002.

      The U.S. Federal income tax basis of the Company's investments, at October 31, 2003 and 2002, was approximately $35,792,534 and $33,843,758, respectively, and net unrealized appreciation at October 31, 2003 and 2002, for U.S. Federal income tax purposes was approximately $3,094,845 and $2,992,370, respectively (gross unrealized appreciation of approximately $3,121,663 and $2,999,333, respectively, gross unrealized depreciation of approximately $26,818 and $6,963, respectively.

4.    Common Stock, Net Asset Values and Share Redemption Plan

      At October 31, 2003 and 2002, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The Company's share redemption plan permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 2003 and 2002, $858,383 (73,846.5278 shares),
      $853,280 (73,441.5208 shares) respectively, had been redeemed under this plan.

      The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                     October 31,
                                                  2003          2002
                                                --------      --------
            Net asset value:
                  at market value of the
                    underlying investments      $  12.85      $  12.79
                - at amortized cost             $  11.86      $  11.83

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

4.    Common Stock, Net Asset Values and Share Redemption Plan (continued)

                                                         October 31,
                                                    2003             2002
                                                ------------     ------------

              Shares outstanding at:
                  October 31, 2003                     3,125,253.4722
                  October 31, 2002                     3,125,658.4792

5.    Distributions

      During the six months ended October 31, 2003 and 2002, distributions of $781,428 ($.25 per share) and $782,023 ($.25 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $94,244 in 2003 and $27,760 in 2002, were exempt from Federal income taxes. Distributions for the year ended April 30, 2003 were $1,469,668 ($.47 per share) and were exempt from Federal income taxes except for $41,373 of capital gains.

      The tax character of distributions paid during the six months ending October 31, 2003 and 2002 and the year ended April 30, 2003 were as follows:

                                                             Six Months Ended              Year Ended
                                                                October 31,                 April 30,
                                                           2003              2002              2003
                                                       -----------       -----------       -----------
            Distributions paid from
                Tax exempt investment income, net      $   687,184       $   754,263       $ 1,428,295
                Capital gains                               94,244            27,760            41,373
                                                       -----------       -----------       -----------

                                                       $   781,428       $   782,023       $ 1,469,668
                                                       ===========       ===========       ===========

      As of October 31, 2003 and 2002 and April 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                       October 31,       October 31,        April 30,
                                                           2003              2002             2003
                                                       -----------       -----------       -----------
            Overdistributed tax-exempt
               investment income, net                  $   (23,025)      $   (64,977)      $   (27,669)
            Undistributed capital gains                     59,883            13,613             5,650
            Unrealized appreciation of
               investments, net                          3,094,845         2,992,370         3,433,091
                                                       -----------       -----------       -----------

                                                       $ 3,131,703       $ 2,941,006       $ 3,411,072
                                                       ===========       ===========       ===========

      The Company has no capital loss carry forwards as of October 31, 2003 and 2002. The Company had no capital reclassification related to permanent book/tax differences for the six months ending October 31, 2003 and 2002.

See accountant's report.

TRIDAN CORP.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED OCTOBER 31, 2003 AND 2002

6.    Financial Highlights

      Selected per share data and ratios

                                                                           SIX MONTHS ENDED OCTOBER 31,

                                                    2003              2002              2001              2000              1999
                                                 ----------        ----------        ----------        ----------        ----------
Per share data:
    (For a share of capital stock outstanding
    throughout the period):

    Net asset value, beginning of year           $    12.94        $    12.56        $    12.36        $    11.85        $    12.52
                                                 ----------        ----------        ----------        ----------        ----------

    Income from investment operations:
       Net investment income                           0.24              0.23              0.25              0.27              0.26
       Net realized and unrealized
         gain (loss) on investments                   (0.08)             0.25              0.32              0.30             (0.52)
                                                 ----------        ----------        ----------        ----------        ----------

    Total from investment operations                   0.16              0.48              0.57              0.57             (0.26)
                                                 ----------        ----------        ----------        ----------        ----------

    Less distributions:
       Dividends (from net investment
         income)                                       0.22              0.24              0.26              0.28              0.25
       Capital gains                                   0.03              0.01              0.02               -.-              0.05
                                                 ----------        ----------        ----------        ----------        ----------

           Total distributions                        (0.25)            (0.25)            (0.28)            (0.28)            (0.30)
                                                 ----------        ----------        ----------        ----------        ----------

Net asset value - end of period                  $    12.85        $    12.79        $    12.65        $    12.14        $    11.96
                                                 ==========        ==========        ==========        ==========        ==========

Per share market value - end of period           $    12.85        $    12.79        $    12.65        $    12.14        $    11.96
                                                 ==========        ==========        ==========        ==========        ==========

Total investment return                              -0.70%              1.91%             2.35%             2.45%           -4.47%

Ratios/Supplemental Data:
    Net assets, end of period (in thousands)     $   40,153        $   39,966        $   39,582        $   38,050        $   37,488
    Ratio of expenses to average net assets
       (annualized)                                    0.74%             0.77%             0.69%             0.70%             0.75%
    Ratio of net investment income - to
       average net assets (annualized)                 3.72%             3.64%             3.93%             4.50%             4.34%

    Portfolio turnover rate                             7.0%              3.0%              3.0%             24.0%             15.0%

    Average (simple) number of shares
       outstanding (in thousands)                     3,125             3,126             3,130             3,132             3,136

See accountant's report.

Item 2. Code of Ethics

      Not required in this report.

Item 3. Audit Committee Financial Expert

      Not required in this report.

Item 4. Principal Accountant Fees and Services

      Not required in this report.

Item 5. Audit Committee of Listed Registrants.

      Not required in this report.

Item 6. Schedule of Investments.

      A schedule of registrant's investments in securities of unaffiliated issuers as of October 31, 2003 is included as part of the restated financial statement filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934

Item 9. Submission of Matters to a Vote of Security Holders.

      The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10. Controls and Procedures

      (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

      (b) Reportage on the registrant's internal control over financial reporting is not required until the report applicable to the registrant's fiscal year ending April 30, 2005.

Item 11. Exhibits

      (a)   The following exhibits are filed herewith:

            (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: August 30, 2004

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /S/ Peter Goodman
                         -------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: August 30, 2004

By (Signature and Title) /S/ Warren F. Pelton
                         -------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date: August 30, 2004